Schedule I Financial Statements of Cleco Corporation, Business Combinations (Details) - Successor [Member] - Cleco Holdings [Member]	Apr. 13, 2016 $ / shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 1.00
Share price at the time of the Merger (in dollars per share)	$ 55.37